Related party transactions - Summary of Related-Party Transactions and Balances (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Maintenance services expenses	$ 4,152	$ 606	$ 294
Delta Interline
Disclosure of transactions between related parties [line items]
Revenue from rendering of services	$ 138,465	$ 131,674	$ 130,313